Fixed Assets - Vessel owning companies (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Consideration	$ 1,200,981	$ 451,598	$ 139,781
Debt (Note 8)	2,598,320	1,690,449
Advances (in June 2022)	54,000	$ 174,400
M/V Itajai Express | Master Agreement [Member]
Property, Plant and Equipment [Line Items]
Delivery Date		January 10, 2023
Consideration		$ 122,500
Debt (Note 8)		108,000
Advances (in June 2022)		6,000
Cash		$ 8,500
LNG/C Asterix I | Master Agreement [Member]
Property, Plant and Equipment [Line Items]
Delivery Date		February 17, 2023
Consideration		$ 230,000
Debt (Note 8)		184,000
Advances (in June 2022)		12,000
Cash		$ 34,000
M/V Buenaventura Express | Master Agreement [Member]
Property, Plant and Equipment [Line Items]
Delivery Date		June 20, 2023
Consideration		$ 122,500
Debt (Note 8)		100,000
Advances (in June 2022)		6,000
Cash		16,500
Total [Member]
Property, Plant and Equipment [Line Items]
Consideration	1,204,000	475,000
Debt (Note 8)	862,000	392,000
Advances (in June 2022)	120,400	24,000
Cash	$ 86,836	$ 59,000